31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) - Federal risk [member]	12 Months Ended
Dec. 31, 2020
A1 rating [member]
Disclosure of credit risk exposure [line items]
Equity	Over R$ 3.5 billion
Percentage of limit per bank entity	Between 6% and 9%	[1]
A2 Rating [member]
Disclosure of credit risk exposure [line items]
Equity	R$ 1.0 billion to R$ 3.5 billion
Percentage of limit per bank entity	Between 5% and 8%	[1]
A3 rating [member]
Disclosure of credit risk exposure [line items]
Equity	R$ 400 to R$ 1.0 billion
Percentage of limit per bank entity	Between 0% and 7%	[1]

[1]	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.